Pensions and Other Employee Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013
Pension Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2014	$ 116
2015	125
2016	134
2017	146
2018	152
Years 2019-2023	925
Postretirement Benefit Plans [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
2014	13
2015	13
2016	14
2017	14
2018	15
Years 2019-2023	77
Subsidy Receipts, 2014
Subsidy Receipts, 2015
Subsidy Receipts, 2016
Subsidy Receipts, 2017
Subsidy Receipts, 2018
Subsidy Receipts, Years 2019-2023	$ 1